Document and Entity Information	Apr. 28, 2023
Document And Entity Information [Line Items]
Entity Tax Identification Number	00-0000000
Entity Address, Region	GRAND CAYMAN
Amendment Flag	false
Entity Central Index Key	0001851909
Document Type	8-K
Document Period End Date	Apr. 28, 2023
Entity Registrant Name	COMPASS DIGITAL ACQUISITION CORP.
Entity Incorporation State Country Code	E9
Entity File Number	001-40912
Entity Address, Address Line One	3626 N Hall St
Entity Address, Address Line Two	Suite 910
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75219
City Area Code	214
Local Phone Number	526-4423
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	CDAQ
Security Exchange Name	NASDAQ
Redeemable Warrants Each Whole Warrant Exercisable For One Class A Ordinary Share At An Exercise Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	CDAQW
Security Exchange Name	NASDAQ
Units Each Consisting Of One Class A Ordinary Share And One Third Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Trading Symbol	CDAQU
Security Exchange Name	NASDAQ